Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As a modernized and global telecommunications and digital business we are focused on the development, improvement and maintenance of our information technology and cybersecurity systems as well as to the development and execution of our cybersecurity policy. Digital Business Support Systems (DBSS) constitute one of the critical components underpinning our operations. Throughout the year, we carried out regular upgrades and enhancements to these systems across all our operating companies to ensure continued alignment with evolving business needs and technological standards. In addition to these routine improvements, major version upgrade programs are currently underway in Kazakhstan, scheduled for completion within 2025, and in Uzbekistan, where implementation is planned to extend through both 2025 and 2026. The vendor selection process for the CMS migration was carried out diligently to avoid service and access disruptions on the VEON website. In order to effectively manage the third-party provider associated risks, a vendor management handbook was introduced to establish a well-defined third-party management process. The goal of this vendor management handbook is to provide a detailed and systematic approach for effectively handling cyber security aspects of supplier relationships and service delivery within the VEON group environment. The vendor management process established at VEON is mainly composed of three phases including vendor onboarding, regular performance monitoring and exit or change actions depending on the measured performances of third-party providers.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We strive to become an information security certified company through reworking all of our cybersecurity standards to provide tactical cybersecurity guidance in accordance with ISO 27001 and certain process handbooks (especially risk management and incident management handbooks) at each of our operating companies. In order to enhance collaboration across the VEON Group, we commenced a new roadmap initiative to enhance alignment and transparency between HQ and our operating company cybersecurity teams. We have conducted several collaboration sessions with various operating company teams to identify potential improvement areas and to align on a future roadmap plan with special focus placed on potential cybersecurity threats.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity and compliance with data protection regulations remain key priorities. The ARC receives reports on our IT and cybersecurity activities on a semi-annual basis and any significant cybersecurity developments or incidents are reported to the Board of Directors if and when they arise.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit and Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The ARC receives reports on our IT and cybersecurity activities on a semi-annual basis and any significant cybersecurity developments or incidents are reported to the Board of Directors if and when they arise.
Cybersecurity Risk Role of Management [Text Block]	We employ a decentralized cybersecurity governance framework with full-time cybersecurity personnel with relevant cyber security expertise at the HQ level as well as at the operating company level. Our Group Chief Information Officer is responsible for developing, implementing and maintaining a robust IT and cybersecurity framework across the Group that aligns with the VEON corporate strategy and strategic goals that drives technological innovation to enhance our business operations. The chief information security officers of our operating companies have distinguished professional certifications within cyber security relevant domains such as certified information systems security professional, certified information security manager, global information assurance certification, accompanied by experience gained especially in the telecom industry over the course of several years. Within their organizations they are usually positioned with a direct reporting function to chief information or technology officers so as to retain required empowerment to serve in a best way to defend cyber security interests of the operating companies.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Group Chief Information Officer is responsible for developing, implementing and maintaining a robust IT and cybersecurity framework across the Group that aligns with the VEON corporate strategy and strategic goals that drives technological innovation to enhance our business operations. The chief information security officers of our operating companies
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The chief information security officers of our operating companies have distinguished professional certifications within cyber security relevant domains such as certified information systems security professional, certified information security manager, global information assurance certification, accompanied by experience gained especially in the telecom industry over the course of several years.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Within their organizations they are usually positioned with a direct reporting function to chief information or technology officers so as to retain required empowerment to serve in a best way to defend cyber security interests of the operating companies.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true